SUBSIDIARY EQUITY OBLIGATIONS - Schedule of Subsidiary Equity Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Subsidiary preferred equity units	$ 1,605	$ 1,585
Limited-life funds and redeemable fund units	1,114	1,538
Total	4,188	4,308
Real Estate
Disclosure of financial liabilities [line items]
Limited-life funds and redeemable fund units	577	859
Subsidiary preferred shares and capital	1,469	1,185
Infrastructure
Disclosure of financial liabilities [line items]
Limited-life funds and redeemable fund units	96	545
Corporate Activities
Disclosure of financial liabilities [line items]
Limited-life funds and redeemable fund units	$ 441	$ 134